Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Altermative minimum tax credits	$ 1,643,000	$ 1,000,000	$ 693,000
Foreign tax credit carryforwards	2,074,000	0	0
Valuation allowance for deferred tax assets	4,629,000	12,347,000	54,434,000
Change in deferred tax asset valuation	(9,792,000)	(42,087,000)	(18,818,000)
Deferred tax expense	25,633,000
Current state and local tax expense (benefit)	84,000	0	40,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	4,323,000
Oklahoma and Louisiana [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	84,031,000
Diamondback [Member]
Operating Loss Carryforwards [Line Items]
Taxable gain on contribution	$ (61,900,000)